Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

(a) Related parties

Names of related parties	Relationship with the Group
Bluecap	A company controlled by a key management of the Group
Hareesh Ramanna	Executive Vice President and Co-General Manager of Connected Solutions Business Unit

(b) There was no significant related party transaction during the years ended December 31, 2022, 2023 and 2024.